Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	€ 8,186
Increases	(662)
Decreases	(114)
Other movements & transfer.	0
Currency translation	2
Property, plant and equipment at end of period	7,412
Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	15,017
Increases	81
Decreases	(160)
Other movements & transfer.	0
Currency translation	9
Property, plant and equipment at end of period	14,947
Gross book value of tangible assets | Fixtures, fittings and installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,318
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	3,318
Gross book value of tangible assets | Right of use – Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,393
Increases	2
Decreases	(158)
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	8,238
Gross book value of tangible assets | Technical equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,135
Increases	29
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	2,164
Gross book value of tangible assets | Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,010
Increases	32
Decreases	(2)
Other movements & transfer.	0
Currency translation	6
Property, plant and equipment at end of period	1,046
Gross book value of tangible assets | Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	33
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	3
Property, plant and equipment at end of period	37
Gross book value of tangible assets | Right of use – Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	28
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	28
Gross book value of tangible assets | Tangible assets in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	98
Increases	19
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	117
Gross book value of tangible assets | Advances and deposits on assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	0
Accumulated depreciation of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,831)
Increases	(743)
Decreases	46
Other movements & transfer.	0
Currency translation	(7)
Property, plant and equipment at end of period	(7,535)
Accumulated depreciation of tangible assets | Fixtures, fittings and installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,641)
Increases	(160)
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(1,801)
Accumulated depreciation of tangible assets | Right of use – Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,610)
Increases	(454)
Decreases	43
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(3,020)
Accumulated depreciation of tangible assets | Technical equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,644)
Increases	(88)
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	(1,731)
Accumulated depreciation of tangible assets | Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(875)
Increases	(42)
Decreases	2
Other movements & transfer.	0
Currency translation	(4)
Property, plant and equipment at end of period	(918)
Accumulated depreciation of tangible assets | Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(33)
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	(3)
Property, plant and equipment at end of period	(37)
Accumulated depreciation of tangible assets | Right of use – Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(29)
Increases	0
Decreases	0
Other movements & transfer.	0
Currency translation	0
Property, plant and equipment at end of period	€ (28)